Premises and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4 - Premises and Equipment, Net

At year end, premises and equipment are summarized as follows:

	(Dollars in thousands)
	2011	2010
Cost:
Land	$4,540	$4,540
Buildings and improvements	19,171	19,083
Furniture and equipment	11,051	10,751
Total cost	34,762	34,374
Less accumulated depreciation	(16,520)	(15,081)
Premises and equipment, net	$18,242	$19,293

Depreciation expense was approximately $1,468,000 and $1,469,000 for 2011 and 2010, respectively.